UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)		Preferred Stock	Common Stock		Additional Paid-in Capital		Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at beginning at Dec. 31, 2017			$ 562		$ 8,499,560		$ (13,388,191)	$ 487,554	$ (4,400,515)
Balance at beginning (in shares) at Dec. 31, 2017			5,620,742	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 323		6,199,688				6,200,011
Conversion of debt to equity (in shares)			3,232,600	[1]
Translation adjustment								(106,647)	(106,647)
Shares issued for services			$ 1		34,738				34,739
Shares issued for services (in shares)			11,580	[1]
Stock based compensation			$ 2		52,173				52,175
Stock based compensation (in shares)			19,000	[1]
Stock option compensation expense					79,606				79,606
Net loss							(5,067,734)		(5,067,734)
Balance at ending at Dec. 31, 2018			$ 888		14,865,765	[1]	(18,455,925)	380,907	(3,208,365)
Balance at ending (in shares) at Dec. 31, 2018			8,883,922	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 244	[1]	677,719	[1]			677,963
Conversion of debt to equity (in shares)			2,437,616	[1]
Translation adjustment				[1]		[1]		10,019	10,019
Translation adjustment (in shares)				[1]
Net loss				[1]		[1]	(866,843)		(866,843)
Balance at ending at Mar. 31, 2019			$ 1,132	[1]	15,543,484	[1]	(19,322,768)	390,926	(3,387,226)
Balance at ending (in shares) at Mar. 31, 2019			11,321,568	[1]
Balance at beginning at Dec. 31, 2018			$ 888		14,865,765	[1]	(18,455,925)	380,907	(3,208,365)
Balance at beginning (in shares) at Dec. 31, 2018			8,883,922	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(3,532,596)
Balance at ending at Sep. 30, 2019			$ 3,105	[1]	17,086,236	[1]	(21,988,521)	396,345	(4,502,835)
Balance at ending (in shares) at Sep. 30, 2019			31,047,897	[1]
Balance at beginning at Dec. 31, 2018			$ 888		14,865,765	[1]	(18,455,925)	380,907	(3,208,365)
Balance at beginning (in shares) at Dec. 31, 2018			8,883,922	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse split adjustment
Reverse split adjustment (in shares)			99	[1]
Conversion of debt to equity			$ 11,929		6,486,076				6,498,005
Conversion of debt to equity (in shares)			119,285,531	[1]
Translation adjustment								(380,907)	(380,907)
Shares issued for services			$ 8		162,246				162,254
Shares issued for services (in shares)			82,572	[1]
Share subscriptions			$ 65		64,935				65,000
Share subscriptions (in shares)			650,000	[1]
Net loss							(3,729,106)		(3,729,106)
Balance at ending at Dec. 31, 2019			$ 12,890		21,579,022	[1]	(22,185,031)		(593,119)
Balance at ending (in shares) at Dec. 31, 2019			128,902,124	[1]
Balance at beginning at Mar. 31, 2019			$ 1,132	[1]	15,543,484	[1]	(19,322,768)	390,926	(3,387,226)
Balance at beginning (in shares) at Mar. 31, 2019			11,321,568	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 352	[1]	371,578	[1]			371,930
Conversion of debt to equity (in shares)			3,517,084	[1]
Translation adjustment				[1]		[1]		7,705	7,705
Translation adjustment (in shares)				[1]
Shares issued for services			$ 8	[1]	162,246	[1]			162,254
Shares issued for services (in shares)			82,572	[1]
Net loss							(878,441)		(878,441)
Balance at ending at Jun. 30, 2019			$ 1,492	[1]	16,077,308	[1]	(20,201,209)	398,631	(3,723,778)
Balance at ending (in shares) at Jun. 30, 2019	[1]		14,921,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 1,548	[1]	943,993	[1]			945,541
Conversion of debt to equity (in shares)			15,476,673	[1]
Translation adjustment				[1]		[1]		(2,286)	(2,286)
Translation adjustment (in shares)	[1]
Share subscriptions			$ 65	[1]	64,935	[1]			65,000
Share subscriptions (in shares)			650,000	[1]
Net loss				[1]		[1]	(1,787,312)		(1,787,312)
Balance at ending at Sep. 30, 2019			$ 3,105	[1]	17,086,236	[1]	(21,988,521)	396,345	(4,502,835)
Balance at ending (in shares) at Sep. 30, 2019			31,047,897	[1]
Balance at beginning at Dec. 31, 2019			$ 12,890		21,579,022	[1]	(22,185,031)		(593,119)
Balance at beginning (in shares) at Dec. 31, 2019			128,902,124	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 169	[1]	105,966	[1]			106,135
Conversion of debt to equity (in shares)			1,692,764	[1]
Settlement of liabilities			$ 250	[1]	99,914	[1]			100,164
Settlement of liabilities (in shares)			2,504,110	[1]
Shares issued for services			$ 54	[1]	29,946	[1]			30,000
Shares issued for services (in shares)			535,714	[1]
Share subscriptions			$ 140	[1]	32,860	[1]			33,000
Share subscriptions (in shares)			1,400,000	[1]
Stock based compensation			$ 200	[1]	87,800	[1]			88,000
Stock based compensation (in shares)			22,000,000	[1]
Fair value of Restricted Stock Awards			$ 2,050	[1]	311,781	[1]			313,831
Fair value of Restricted Stock Awards, shares	[1]		20,495,000
Net loss				[1]		[1]	(1,398,063)		(1,398,063)
Balance at ending at Mar. 31, 2020			$ 15,753	[1]	22,247,289	[1]	(23,583,094)		(1,320,052)
Balance at ending (in shares) at Mar. 31, 2020			157,529,712	[1]
Balance at beginning at Dec. 31, 2019			$ 12,890		21,579,022	[1]	(22,185,031)		(593,119)
Balance at beginning (in shares) at Dec. 31, 2019			128,902,124	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(4,082,507)
Balance at ending at Sep. 30, 2020			$ 19,112	[1]	23,046,384	[1]	(26,267,538)		(3,202,042)
Balance at ending (in shares) at Sep. 30, 2020			191,121,339	[1]
Balance at beginning at Mar. 31, 2020			$ 15,753	[1]	22,247,289	[1]	(23,583,094)		(1,320,052)
Balance at beginning (in shares) at Mar. 31, 2020			157,529,712	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 533	[1]	154,933	[1]			155,466
Conversion of debt to equity (in shares)			5,330,737	[1]
Shares issued for services			$ 28	[1]	13,472	[1]			13,500
Shares issued for services (in shares)			282,146	[1]
Fair value of Restricted Stock Awards					62,765	[1]			62,765
Net loss				[1]		[1]	(977,738)		(977,738)
Balance at ending at Jun. 30, 2020			$ 16,314	[1]	22,478,459	[1]	(24,560,832)		(2,066,059)
Balance at ending (in shares) at Jun. 30, 2020			163,142,595	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 2,798	[1]	505,159	[1]			507,957
Conversion of debt to equity (in shares)			27,978,744	[1]
Fair value of Restricted Stock Awards				[1]	62,766	[1]			62,766
Net loss				[1]		[1]	(1,706,706)		(1,706,706)
Balance at ending at Sep. 30, 2020			$ 19,112	[1]	$ 23,046,384	[1]	$ (26,267,538)		$ (3,202,042)
Balance at ending (in shares) at Sep. 30, 2020			191,121,339	[1]

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.